Liquidity Condition and Going Concern (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Liquidity Condition and Going Concern [Line Items]
Working capital deficits	$ 131,381,504		$ 69,644,587
Adjusted working capital	15,309,133
Cash flow operating activities	40,045,122	$ 21,798,732
Borrowing aggregate amount	45,480,361
Related Party [Member]
Liquidity Condition and Going Concern [Line Items]
Contract liabilities from third parties	64,542,980		20,098,561
Due to related parties	78,942,226		$ 56,633,373
Third party and Related Party [Member]
Liquidity Condition and Going Concern [Line Items]
Contract liabilities from third parties	$ 67,748,411